Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Fair Value of Available-for-Sale Investments by Type of Security

The fair value of available-for-sale investments by type of security was as follows (in thousands):

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAIN	GROSS UNREALIZED LOSS	FAIR VALUE
Investments:	$73,022	$43	$—	$73,065

US Treasury bonds	$73,022	$43	$—	$73,065

The fair value of available-for-sale investments by type of security was as follows (in thousands):

	DECEMBER 31, 2018
	AMORTIZED COST	GROSS UNREALIZED GAIN	GROSS UNREALIZED LOSS	FAIR VALUE
Investments:
US Treasury bonds	$70,780	$—	$(9)	$70,771

	$70,780	$—	$(9)	$70,771

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAIN	GROSS UNREALIZED LOSS	FAIR VALUE
Investments:
US Treasury bonds	$73,022	$43	$—	$73,065

	$73,022	$43	$—	$73,065